OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT ASSETS
Prepaid annual frequency license (Note 34c.i, 34c.ii)	Rp 4,554	Rp 3,873
Advances	1,339	647
Prepaid rental	272	628
Prepaid salaries	180	189
Others (each below Rp75 billion)	241	204
Total	Rp 6,586	Rp 5,541